Fair Value Measurements - Measurement (Details) - Recurring - Level 3	Nov. 21, 2023	Dec. 31, 2022	Oct. 05, 2022
CCC bond rates
Fair Value Measurements
Bridge Note Embedded Derivative measurement		15.09	14.09
Probability of early termination/repayment - BC not completed
Fair Value Measurements
Bridge Note Embedded Derivative measurement		5	10
Probability of early termination/repayment - BC completed or PIPE completed
Fair Value Measurements
Bridge Note Embedded Derivative measurement		95	90
Probability of completing a business combination by March 31, 2023
Fair Value Measurements
Bridge Note Embedded Derivative measurement		50	50
Probability of completing a business combination by June 30, 2023
Fair Value Measurements
Bridge Note Embedded Derivative measurement		50	50
Implied volatility
Fair Value Measurements
Bridge Note Embedded Derivative measurement	0.1	6	12
Risk free rate
Fair Value Measurements
Bridge Note Embedded Derivative measurement	5.38	4.76	4.01